Note I - Other Borrowed Funds (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 22, 2007
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 29,130
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	221,757
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	147,627
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 75,000
Debt Instrument, Interest Rate, Stated Percentage	2.64%	2.19%	6.58%
Debt, Weighted Average Interest Rate	2.34%	1.38%
Notes Payable, Related Parties	$ 360
Notes Payable to Bank	3,899
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	0
FHLB Line of Credit [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	75,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	75,000
Letters of Credit Outstanding, Amount	$ 45,000	$ 34,800
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.34%
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.31%
Debt Instrument, Interest Rate, Stated Percentage	4.09%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.08%	2.08%
Residential Mortgage [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 275,836
Commercial Loan [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	71,443
FHLB Stock [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	5,365
Federal Home Loan Bank Advances [Member]
Capital Lease Obligations	$ 73	$ 117